Interests in associates and joint ventures - Interest in associates (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Orange Tunisie
Disclosure of associates [line items]
Proportion of ownership interest held by main co-shareholders in associate, percentage		51.00%
Ownership interest (as a percent)		49.00%
Investments in associates accounted for using equity method		€ 17	€ 2
Savoie connecte
Disclosure of associates [line items]
Proportion of ownership interest held by main co-shareholders in associate, percentage		70.00%
Ownership interest (as a percent)		30.00%
Investments in associates accounted for using equity method		€ 7	7	€ 5
IRISnet [member]
Disclosure of associates [line items]
Proportion of ownership interest held by main co-shareholders in associate, percentage		54.00%
Ownership interest (as a percent)		22.00%
Investments in associates accounted for using equity method		€ 6	6	5
Odyssey Music Group (Deezer)
Disclosure of associates [line items]
Ownership interest (as a percent)	10.42%
Investments in associates accounted for using equity method				5
Other associates [member]
Disclosure of associates [line items]
Investments in associates accounted for using equity method		€ 3	€ 3	€ 2